Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2021
Accrued Expenses and Other Liabilities
Accrued Expenses and Other Liabilities

10.Accrued Expenses and Other Liabilities

The components of accrued expenses and other liabilities are as follows:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Accrued advertising and marketing expenses	4,552,069	3,652,648	573,180
VAT and other tax payable	2,882,177	5,734,281	899,834
Payroll payable	1,806,787	1,949,173	305,868
Accounts payable	1,137,566	1,951,681	306,261
Others	814,773	797,730	125,181
	11,193,372	14,085,513	2,210,324